POST-EMPLOYMENT BENEFITS - Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits [Abstract]
Actuarial (gain) / loss on DBO arising during the period	€ 30	€ 248	€ 27
Return on plan assets (greater) / less than discount rate	(121)	(183)	23
Pretax activity, net	€ (91)	€ 65	€ 50